Issuance of Ordinary Shares From Equity Offering - Additional Information (Detail) (Public)	1 Months Ended		2 Months Ended		12 Months Ended		2 Months Ended		1 Months Ended
	Jan. 31, 2014 USD ($)	Jan. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 Payments Received in November and December 2013 USD ($)	Dec. 31, 2013 Payments Received in November and December 2013 CNY	Jan. 31, 2014 Remaining Payments Received in January 2014 USD ($)	Jan. 31, 2014 Remaining Payments Received in January 2014 CNY
Class of Stock [Line Items]
Number of American Depository Shares issued	5,290,966	5,290,966	1,426,000	1,426,000
Number of ordinary shares	26,454,830	26,454,830	7,130,000	7,130,000
Total proceeds received from equity offering	$ 16,373,000	101,668,000	$ 4,403,000	26,944,000			$ 3,671,000	22,482,000	$ 732,000	4,462,000
Net proceeds received from equity offering			$ 2,493,000	15,293,000	$ 15,906,000	98,772,000